CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)

SCHEDULE OF INVESTMENTS
September 30, 2022
(Unaudited)

	SHARES	VALUE		SHARES	VALUE
COMMON STOCKS: 98.4%
BANKS: 8.2%			PHARMACEUTICALS & BIOTECHNOLOGY: 9.0%
Bank of America Corp.	42,257	$1,276,161	Johnson & Johnson	50,730	$8,287,253
JPMorgan Chase & Co.	87,492	9,142,914	Merck & Co., Inc.	64,896	5,588,844
Wells Fargo & Co.	59,341	2,386,695	Organon & Co.	6,490	151,866
		12,805,770			14,027,963
CAPITAL GOODS: 5.9%
3M Co.	19,975	2,207,238	RETAILING: 4.4%
Emerson Electric Co.	86,366	6,323,719	Amazon.com, Inc.*	17,940	2,027,220
General Electric Co.	10,135	627,458	Home Depot, Inc.	17,648	4,869,789
		9,158,415			6,897,009
			SEMICONDUCTORS: 2.8%
CONSUMER DURABLES & APPAREL: 1.0%			Intel Corp.	170,002	4,380,952
NIKE, Inc.	18,609	1,546,780			4,380,952
		1,546,780	SOFTWARE & SERVICES: 10.3%
			Check Point Software Technologies Ltd. *^	34,204	3,831,532
DIVERSIFIED FINANCIALS: 6.8%			Microsoft Corp.	38,394	8,941,963
Moody's Corp.	43,447	10,562,400	Oracle Corp.	53,348	3,257,962
		10,562,400			16,031,457

ENERGY: 4.3%			TECHNOLOGY, HARDWARE & EQUIPMENT: 5.8%
Exxon Mobil Corp.	51,438	4,491,052	Apple, Inc.	57,561	7,954,930
Schlumberger Ltd. ^	62,125	2,230,288	Cisco Systems, Inc.	21,224	848,960
		6,721,340			8,803,890

FOOD & STAPLES RETAILING: 1.3%			TRANSPORTATION: 7.7%
Walmart, Inc.	16,094	2,087,392	Union Pacific Corp.	60,539	11,794,206
		2,087,392			11,794,206
			Total Common Stocks
FOOD, BEVERAGE & TOBACCO: 4.9%			(Cost: $21,578,703)		152,742,893
Altria Group, Inc.	13,542	546,826
Kraft Heinz Co.	3,165	105,553	* Non-Income Producing
Mondelez International, Inc.	9,405	515,676	^ Foreign Issued Security
PepsiCo, Inc.	32,829	5,359,663
Philip Morris International, Inc.	13,542	1,124,121	TOTAL INVESTMENT IN SECURITIES
		7,651,839	(Cost: $21,578,703)	98.4%	$152,742,893
			Other assets	2.0%	3,201,135
HEALTH CARE EQUIPMENT & SERVICES: 6.2%			Other liabilities	(0.4)%	(652,218)
Abbott Laboratories	98,563	9,536,956	NET ASSETS
Neogen Corp. *	5,146	71,890	(Applicable to 203,075 partnership shares outstanding)	100.0%	$155,291,810
		9,608,846	Net Asset Value Per Share		$764.70

MATERIALS: 9.3%			Net assets applicable to shares owned by:
Air Products and Chemicals, Inc.	44,225	10,292,484	Limited partners
Cabot Corp.	64,783	4,138,986	(203,042 shares)		$155,266,575
		14,431,470	Managing general partners
			(33 shares)		25,235
MEDIA & ENTERTAINMENT: 10.5%			NET ASSETS		$155,291,810
Alphabet, Inc. Class A*	45,660	4,367,379
Comcast Corp. Class A	166,152	4,873,238
Walt Disney Co. *	65,094	6,140,317
ViacomCBS, Inc. Class B	44,760	852,230
		16,233,164

For purposes of this report, the securities in the portfolio have been organized by their respective Global Industry Classification Standard (GICS®) code. GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)

NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2022
(Unaudited)

(A)	SECURITY VALUATIONS

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Although vaccines for COVID-19 are becoming more widely available, the future impact of COVID-19 is currently unknown, and the pace of recovery may vary from market to market, which may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Securities listed or traded on an exchange are valued generally at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, valued at the closing bid price on that day. Each security reported on the NASDAQ Stock Market, Inc. is valued at the NASDAQ Official Close Price. Securities for which market quotations are not readily available or are believed to be unreliable are valued at fair value as determined in good faith using methods approved by the Managing General Partners. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

Fair Value Measurements—The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described below:

•	Level 1	—	quoted prices in active markets for identical securities
•	Level 2	—	other significant observable inputs (including quoted prices for identical securities in active markets and for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)

NOTES TO SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2022
(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

The following is a summary of inputs used, as of September 30, 2022, in valuing the Fund’s investments carried at value:

	Total Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Common Stocks*	$152,742,893	$152,742,893	$-	$-

*	See details of industry breakout in the Schedule of Investments.

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.